AMOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF AMOUNTS RECEIVABLE
	December 31, 2022	December 31, 2021
Trade receivables	$136,274	$131,187
Income tax advances	90,528	61,547
Due from shareholders	1,002	4,094
	$227,804	$196,828